Right-of-use assets - Changes (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Opening balance	$ 269,052,555
Right-of-use assets	272,610,975	$ 269,052,555
Land [Member]
Right-of-use assets
Opening balance	227,690,973	216,012,927
Additions to right-of-use assets	40,850,336	16,726,443
Increases (decreases) from foreign currency translation differences, net	11,949,673	9,238,845
Depreciation	(11,117,090)	(7,094,687)
Retirements	(28,751,084)
Decreases for classification as held for sale		(7,192,555)
Total movements	12,931,835	11,678,046
Right-of-use assets	240,622,808	227,690,973
Buildings
Right-of-use assets
Opening balance	24,539,131
Additions to right-of-use assets	483,328	30,477,107
Increases (decreases) from foreign currency translation differences, net	2,222,138	(635,842)
Depreciation	(5,304,825)	(5,286,457)
Retirements	(75,642)	(15,677)
Total movements	(2,675,001)	24,539,131
Right-of-use assets	21,864,130	24,539,131
Other plants and equipment
Right-of-use assets
Opening balance	16,822,451	17,685,505
Additions to right-of-use assets	100,622
Increases (decreases) from foreign currency translation differences, net	147,298	150,451
Depreciation	(6,946,334)	(1,013,505)
Total movements	(6,698,414)	(863,054)
Right-of-use assets	10,124,037	16,822,451
Right-of-use assets [member]
Right-of-use assets
Opening balance	269,052,555	233,698,432
Additions to right-of-use assets	41,434,286	47,203,550
Increases (decreases) from foreign currency translation differences, net	14,319,109	8,753,454
Depreciation	(23,368,249)	(13,394,649)
Retirements	(28,826,726)	(15,677)
Decreases for classification as held for sale		(7,192,555)
Total movements	3,558,420	35,354,123
Right-of-use assets	$ 272,610,975	$ 269,052,555